CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of operations) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
EXPENSE:
General and administrative	$ 171,211	$ 136,721	$ 431,604	$ 255,426
OTHER INCOME
Other income net	0	24,953	27,391	24,953
Net (loss)	$ (113,351)	$ 81,133	(206,407)	65,349
Consolidated Entities [Member]
EXPENSE:
General and administrative			(265,185)	(197,930)
OTHER INCOME
Gain from investment in subsidiaries			31,387	263,279
Other income net			27,391	0
Total other income			58,778	263,279
Net (loss)			$ (206,407)	$ 65,349